Taxation - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (19,645)	$ (89,765)
UNITED STATES
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	127,061	88,096
Deferred tax liabilities	(53,744)	(105,018)
Deferred tax assets (liabilities), net	73,317	(16,922)
Deferred tax liabilities, net, recognized	(19,645)	(89,765)
Deferred tax assets (liabilities), net, not recognized	92,962	72,843
UNITED STATES | Operating tax losses
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	48,317	46,982
UNITED STATES | Tax credits
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	11,101	10,673
UNITED STATES | Share-based payments
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	8,423	7,265
UNITED STATES | Capitalized Research & Experimental Expenditures
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	36,084	0
UNITED STATES | Investment in Associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	13,036	11,542
UNITED STATES | Lease Liability
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	7,143	8,969
UNITED STATES | Other temporary differences
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	2,957	2,665
UNITED STATES | Investments held at fair value
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(47,877)	(96,804)
UNITED STATES | ROU asset
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(3,519)	(4,667)
UNITED STATES | Fixed assets
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (2,348)	$ (3,547)